Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	[1]	€ 709	€ 779	€ 714
New transactions	[1]	0	0	156
Payments made	[1]	(71)	(167)	(136)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[1],[2]	109	114	5
Other movements	[1]	(139)	0	0
Currency translation differences	[1]	33	(17)	40
Ending balance	[1]	641	709	779
Non-current liabilities related to business combinations and to non-controlling interests		569	501	674
Current liabilities related to business combinations and to non-controlling interests		72	208	105
Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		0	26	59
New transactions		0	0	0
Payments made		0	(21)	(29)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0	(5)	(9)
Other movements		0	0	0
Currency translation differences		0	0	5
Ending balance		0	0	26
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		127	204	269
New transactions		0	0	0
Payments made		(70)	(77)	(79)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	16	0	14
Other movements		0	0	0
Currency translation differences		(1)	0	0
Ending balance		72	127	204
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		441	380	354
New transactions		0	0	0
Payments made		0	0	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	94	74	2
Other movements		0	0	0
Currency translation differences		33	(13)	24
Ending balance		568	441	380
Amunix [Member]
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		137	165	0
New transactions		0	0	156
Payments made		0	(69)	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	0	45	(2)
Other movements		(137)	0	0
Currency translation differences		0	(4)	11
Ending balance		0	137	165
Other
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance		4	4	32
New transactions		0	0	0
Payments made		(1)	0	(28)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	[2]	1	0	0
Other movements		(3)	0	0
Currency translation differences		0	0	0
Ending balance		€ 1	€ 4	€ 4

[1]	(a)Portion due after more than one year: €569 million as of December 31, 2024 (€501 million as of December 31, 2023 and €674 million as of December 31,
2022); portion due within less than one year: €72 million as of December 31, 2024 (€208 million as of December 31, 2023 and €105 million as of December 31, 2022).

[2]	(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses